Pending Transaction Activity - Additional Information (Detail) - USD ($) shares in Millions		3 Months Ended
	Apr. 12, 2018	Mar. 31, 2018
Subsequent Event [Member]
Business Acquisition [Line Items]
Merger agreement termination fee	$ 12,000,000
Subsequent Event [Member] | Maximum [Member]
Business Acquisition [Line Items]
Merger related expenses	$ 3,000,000
Subsequent Event [Member] | GPC Shareholders [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares	51.00%
Subsequent Event [Member] | ESND's Existing Stockholders [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares	49.00%
Genuine Parts Company [Member]
Business Acquisition [Line Items]
Acquisition of business - agreement date		Apr. 12, 2018
Genuine Parts Company [Member] | Subsequent Event [Member] | GPC, Rhino SpinCo, Inc. [Member]
Business Acquisition [Line Items]
Credit facility	$ 400,000,000
Special cash payments	$ 347,000,000
Genuine Parts Company [Member] | Subsequent Event [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Number of shares issuable	40.2